Valuation and Qualifying Accounts Valuation allowances on deferred tax assets	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts Valuation allowances on deferred tax assets

Schedule 1—Valuation and Qualifying Accounts

Valuation allowances on deferred tax assets

($ in millions unless otherwise noted)

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Continuing operations:
Opening balance	5.1	7.9	6.9	6.1
Charged to costs and expenses	0.3	—	0.2	0.4
Deduction	—	(1.4)	—	—
Foreign currency translation	(0.3)	(1.4)	0.8	0.4

Closing balance	5.1	5.1	7.9	6.9

Discontinued operation:
Opening balance	—	—	118.3	103.7
Charged to costs and expenses	—	—	—	7.9
Deduction	—	—	(11.7)	—
Distribution of South Deep	—	—	(108.60)	—
Foreign currency translation	—	—	2.0	6.7

Closing balance	—	—	0.0	118.3

Total closing balance (continuing and discontinued)	5.1	5.1	7.9	125.2